Summary of Significant Accounting Policies - Schedule of Impairment Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Impairment Loss [Abstract]
Impairment loss of advance to suppliers	$ 127	$ 649	$ 42,478
Impairment loss of prepaid expenses	4,192	593	20,187
Total	$ 4,319	$ 1,242	$ 62,665